BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUINTING POLICIES	BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These unaudited condensed consolidated and combined carve-out financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). These unaudited condensed consolidated and combined financial statements do not include all of the disclosures required under U.S. GAAP in annual financial statements, and should be read in conjunction with our audited consolidated and combined carve-out financial statements for the year ended December 31, 2022, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2022, filed with the U.S. Securities and Exchange Commission on April 21, 2023.

a) BASIS OF PREPARATION

The formation and funding of CoolCo and its acquisition of the eight TFDE LNG carriers, The Cool Pool Limited and the shipping and FSRU management organization from Golar (as described in Note 1) were completed in a series of phased acquisitions. CoolCo commenced meaningful operations from January 27, 2022, the date of the Private Placement from which point it had the means to finance the acquisitions pursuant to the Vessel SPA and ManCo SPA. CoolCo acquired each of the thirteen legal entities from Golar on multiple acquisition dates during the period from March 3, 2022 to June 30, 2022. Refer Note 1.

As a result, these financial statements are presented as follows:

a.The successor period of CoolCo, commencing on January 27, 2022, reflects the funds raised from the Private Placement and the phased acquisition of the legal entities acquired from Golar on the respective acquisition dates until June 30, 2022 (the “Successor Period”).
b.The predecessor period reflects the combined carve-out financial statements of GSVM which included historical operations and results of each of the legal entities CoolCo acquired from Golar until the day prior to the respective acquisition date (the “Predecessor Period”).

b) SIGNIFICANT ACCOUNTING POLICIES

The accounting policies adopted in the preparation of these unaudited condensed consolidated and combined carve-out financial statements for the six months ended June 30, 2023 and 2022 are consistent with those followed in the preparation of our audited consolidated and combined carve-out financial statements for the year ended December 31, 2022, except for those discussed below and disclosed in note 3.

Use of estimates

The preparation of unaudited condensed financial statements requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In assessing the recoverability of our vessels carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual values, charter rates, vessel operating expenses and drydocking requirements.

Contingencies

In the ordinary course of business, we are subject to various claims, lawsuits and complaints. A contingent loss is recognized in the unaudited condensed financial statements if the contingency was present at the date of the unaudited condensed financial statements, the likelihood of loss is considered probable and the amount can be reasonably estimated. If we determine that a reasonable estimate of the loss is a range and there is no best estimate within the range, a contingent loss is recognized for the lower amount within the range. A contingent gain is only recognized when the amount is considered realized or realizable. Legal costs are expensed as incurred.

Earnings per share

Basic earnings per share for the Successor Period is computed based on the income available to common shareholders and the weighted average number of shares outstanding. For the period ended June 30, 2023, the basic and diluted EPS is determined as follows: Net income attributable to the owners of Cool Company Ltd. divided by the weighted average number of outstanding common shares.

Basic and diluted earnings per share for the Predecessor Period is determined as follows: Net income attributable to the Predecessor Parent divided by the Predecessor Parent's outstanding common shares of 1,010,000

Newbuildings

Newbuilds are stated at cost. All pre-delivery costs incurred during the construction of newbuilds, including purchase installments, interest, supervision and technical costs, are capitalized. Capitalization ceases and depreciation commences when the vessel is available for its intended use.